Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities
Net loss	$ (13,195,468)	$ (5,610,920)	$ (8,960,852)	$ (6,286,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	3,782	1,698	2,627	85,271
Stock-based compensation	810,537	365,173	517,999	704,452
Amortization of deferred financing costs	661,167	501,203	1,029,183
Change in fair value of derivative liabilities	54,634	(80,542)	708,901	(716,650)
Fair value of shares relinquished in litigation	(394,410)
Loss on promissory note extinguishment	3,774,468
Loss on sales-type lease of fixed assets				96,403
Gain on lease assignment				(101,597)
Changes in operating assets and liabilities:
Other receivable	7,617	232,597	224,980	(655)
Other assets	(19,120)		59,319	392,394
Lease payment receivable	47,855	44,022
Prepaid expenses	219,128	312,572	42,741	370,333
Accounts payable	314,671	483,531	157,392	(730,153)
Accrued expenses	884,365	14,761	215,632	(279,612)
Net cash used in operating activities	(6,830,774)	(3,735,905)	(6,002,078)	(6,466,335)
Cash flows from investing activities
Purchase of fixed assets		(2,591)	(12,391)	(49,690)
Net cash used in investing activities		(2,591)	(12,391)	(49,690)
Cash flows from financing activities
Proceeds from promissory notes and warrants, net of fees		6,534,400	6,534,400
Principal payments of notes payable	(256,401)	(248,790)	8,500	(273,670)
Net proceeds from sale of units	6,902,085
Net cash provided by financing activities	6,645,684	6,285,610	6,542,900	(273,670)
Net (decrease) increase in cash and cash equivalents	(185,090)	2,547,114	528,431	(6,789,695)
Cash and cash equivalents at beginning of the period	2,238,943	1,710,512	1,710,512	8,500,207
Cash and cash equivalents at end of the period	2,053,853	4,257,626	2,238,943	1,710,512
Cash paid during the period for:
Income taxes
Interest	5,876	2,738	2,559	2,651
Non-cash investing and financing transactions:
Issuances of common stock resulting from cashless exercise of warrants		17	18	487
Issuance of vested shares of restricted stock		38
Warrants issued to placement agent		200,658
Warrants issued to promissory note holders		1,268,813
Derivative liabilities associated with issuance of promissory notes		3,862,095	3,309,880
Debt issuance cost from accrued financing fees		127,757
Write-off of derivative liability due to adoption of ASU 2017-11	59,397
Conversion of promissory notes and accrued interest to common stock	$ 8,030,365
Notes payable issued in connection with director and officer insurance policies			285,170	276,670
Issuance of warrants to promissory notes payable placement agent			200,658
Issuance of warrants to holders of promissory notes payable			1,268,832
Issuance of restricted stock for service			4	6
Reclassification of long-term liabilities to accrued expense				$ 39,385